Schedule of Investments
July 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.24%
Australia–0.43%
AngloGold Ashanti PLC	179,202	$14,214,303
Austria–0.63%
Erste Group Bank AG	158,919	20,774,381
Belgium–2.18%
Anheuser-Busch InBev S.A./N.V.	825,992	71,740,681
Brazil–0.82%
MercadoLibre, Inc.(a)	14,451	27,138,255
Canada–5.62%
Alimentation Couche-Tard, Inc.	908,380	58,973,260
Dollarama, Inc.	544,195	74,134,122
Shopify, Inc., Class A(a)	440,381	51,590,634
		184,698,016
China–4.94%
Alibaba Group Holding Ltd., ADR	235,408	28,778,628
Contemporary Amperex Technology Co. Ltd., H Shares	761,800	60,307,709
Tencent Holdings Ltd.	1,200,000	73,323,583
		162,409,920
Denmark–2.04%
Novo Nordisk A/S, Class B	897,498	42,453,069
Orsted A/S(a)(b)	1,099,100	24,504,818
		66,957,887
France–9.63%
Air Liquide S.A.	289,114	56,957,906
Airbus SE	287,637	67,525,229
Hermes International S.C.A.	13,797	24,446,537
L’Oreal S.A.	127,383	56,735,777
Schneider Electric SE	215,625	72,446,828
Societe Generale S.A.	409,168	38,460,419
		316,572,696
Germany–4.47%
SAP SE	227,355	41,673,060
Siemens AG	321,628	105,380,245
		147,053,305
Guernsey–0.90%
Super Group (SGHC) Ltd.	2,106,316	29,488,424
Hong Kong–0.93%
AIA Group Ltd.	3,028,600	30,530,984
India–5.17%
Dr Lal PathLabs Ltd.(b)	2,253,859	45,016,779
ICICI Bank Ltd.	3,303,672	49,651,378
Reliance Industries Ltd.	5,497,367	75,266,900
		169,935,057
Ireland–1.35%
Experian PLC	1,174,521	44,314,343
Shares		Value
Italy–2.88%
FinecoBank Banca Fineco S.p.A.	1,844,950	$50,545,817
Ryanair Holdings PLC	810,526	22,728,359
UniCredit S.p.A.	227,141	21,422,084
		94,696,260
Japan–10.43%
Advantest Corp.	249,500	49,296,695
Hitachi Ltd.	2,074,100	67,969,368
Hoya Corp.	380,510	58,186,416
Keyence Corp.	117,084	58,727,767
Mitsubishi UFJ Financial Group, Inc.	3,867,000	86,375,237
Tokyo Electron Ltd.	66,900	22,367,149
		342,922,632
Mexico–1.26%
Arca Continental S.A.B. de C.V.	3,605,418	41,313,621
Netherlands–6.37%
Argenx SE, ADR(a)	30,462	26,009,065
ASML Holding N.V.	99,995	164,786,250
IMCD N.V.	171,531	18,792,230
		209,587,545
Poland–0.91%
Allegro.eu S.A.(a)(b)	2,498,458	30,096,832
South Korea–4.14%
Hyosung Heavy Industries Corp.	5,731	9,314,147
Samsung Electronics Co. Ltd.	211,399	36,795,008
SK hynix, Inc.	79,132	89,866,651
		135,975,806
Spain–1.49%
Banco Santander S.A.	3,436,932	48,880,970
Sweden–0.76%
Alfa Laval AB	422,722	25,015,868
Switzerland–6.73%
Cie Financiere Richemont S.A.	185,973	43,953,181
Galderma Group AG, Class A(a)	271,156	59,006,611
Lonza Group AG(a)	113,273	78,948,765
Straumann Holding AG	316,765	39,228,242
		221,136,799
Taiwan–9.54%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,242,000	313,760,543
United Kingdom–11.40%
AstraZeneca PLC	355,189	60,421,309
BAE Systems PLC	3,212,627	90,947,319
Compass Group PLC	2,184,842	69,381,519
HSBC Holdings PLC	3,624,439	77,183,546
Rolls-Royce Holdings PLC	1,877,456	37,454,612
Weir Group PLC (The)	1,103,642	39,374,972
		374,763,277
See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

Shares		Value
United States–4.22%
Booking Holdings, Inc.	257,194	$49,612,723
Ferguson Enterprises, Inc.	229,171	53,701,640
Illumina, Inc.(a)(c)	172,928	35,467,533
		138,781,896
Total Common Stocks & Other Equity Interests (Cost $1,899,956,412)		3,262,760,301
Money Market Funds–1.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e)	12,875,831	12,875,831
Invesco Treasury Portfolio, Institutional Class, 3.63%(d)(e)	23,912,257	23,912,257
Total Money Market Funds (Cost $36,788,088)		36,788,088
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.36% (Cost $1,936,744,500)		3,299,548,389
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.01%
Invesco Private Government Fund, 3.69%(d)(e)(f)	116,213	$116,213
Invesco Private Prime Fund, 3.82%(d)(e)(f)	301,534	301,564
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $417,748)		417,777
TOTAL INVESTMENTS IN SECURITIES—100.37% (Cost $1,937,162,248)		3,299,966,166
OTHER ASSETS LESS LIABILITIES–(0.37)%		(12,244,822)
NET ASSETS–100.00%		$3,287,721,344
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $99,618,429, which represented 3.03% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$345,159,822	$(332,283,991)	$-	$-	$12,875,831	$459,738
Invesco Treasury Portfolio, Institutional Class	-	641,011,097	(617,098,840)	-	-	23,912,257	848,848
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	64,824,931	473,522,344	(538,231,062)	-	-	116,213	993,329*
Invesco Private Prime Fund	189,576,221	896,357,427	(1,085,619,091)	9,531	(22,524)	301,564	2,737,437*
Total	$254,401,152	$2,356,050,690	$(2,573,232,984)	$9,531	$(22,524)	$37,205,865	$5,039,352

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$14,214,303	$—	$—	$14,214,303
Austria	—	20,774,381	—	20,774,381
Belgium	—	71,740,681	—	71,740,681
Brazil	27,138,255	—	—	27,138,255
Canada	184,698,016	—	—	184,698,016
China	28,778,628	133,631,292	—	162,409,920
Denmark	—	66,957,887	—	66,957,887
France	—	316,572,696	—	316,572,696
Germany	—	147,053,305	—	147,053,305
Guernsey	29,488,424	—	—	29,488,424
Hong Kong	—	30,530,984	—	30,530,984
India	—	169,935,057	—	169,935,057
Ireland	—	44,314,343	—	44,314,343
Italy	—	94,696,260	—	94,696,260
Japan	—	342,922,632	—	342,922,632
Mexico	41,313,621	—	—	41,313,621
Netherlands	26,009,065	183,578,480	—	209,587,545
Poland	—	30,096,832	—	30,096,832
South Korea	—	135,975,806	—	135,975,806
Spain	—	48,880,970	—	48,880,970
Sweden	—	25,015,868	—	25,015,868
Switzerland	—	221,136,799	—	221,136,799
Taiwan	—	313,760,543	—	313,760,543
United Kingdom	—	374,763,277	—	374,763,277
United States	138,781,896	—	—	138,781,896
Money Market Funds	36,788,088	417,777	—	37,205,865
Total Investments	$527,210,296	$2,772,755,870	$—	$3,299,966,166
Invesco International Growth Fund